Recent Accounting Pronouncements	9 Months Ended
Oct. 31, 2021
Accounting Changes and Error Corrections [Abstract]
Recent Accounting Pronouncements
2) RECENT ACCOUNTING PRONOUNCEMENTS
Cloud computing arrangements
—In August 2018, the Financial Accounting Standards Board (the “FASB”) issued ASU
No. 2018-15,
“Intangibles—Goodwill and
Other—Internal-Use
Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract” (“ASU
2018-15”).
The new guidance aligns the requirements for capitalizing implementation costs in a cloud computing arrangement service contract with the requirements for capitalizing implementation costs incurred for an internal-use
software license. ASU
2018-15
is effective for annual periods beginning after December 15, 2019, and interim periods within these annual periods. The standard permits two approaches, one requiring prospective application to eligible costs incurred on or after the date this guidance is first applied and one requiring retrospective application.
The Company adopted the provisions of ASU
2018-15
during the first quarter of the fiscal year ended January 31, 2021 (“fiscal 2020”) using the prospective method. The adoption of ASU
2018-15
did not have a material impact on the Company’s financial position, results of operations or cash flows. The Company made no adjustments to its financial position upon adoption.
Measurement of Credit Losses
—In June 2016, the FASB issued ASU
No. 2016-13,
“Financial Instruments-Credit Losses: Measurement of Credit Losses on Financial Instruments” (“ASU
2016-13”).
The new guidance introduces a new accounting model for recognizing expected credit losses upon the initial recognition of certain financial instruments, including accounts receivable, based on historical information, current information, and forecasted future events. ASU
2016-13
is effective for annual periods beginning after December 15, 2019, and interim periods within these annual periods.
The Company adopted the provisions of ASU
2016-13
during the first quarter of fiscal 2020, using the modified retrospective approach. The adoption of ASU
2016-13
did not result in a material impact to the Company’s financial position, results of operations or cash flows upon adoption.
Accounting for Income Taxes
- In December 2019, the FASB issued ASU
2019-12,
“Simplifying the Accounting for Income Taxes” (“ASU
2019-12”).
The amendments in ASU
2019-12
simplify the accounting for income taxes by removing certain exceptions related to the approach for intraperiod tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside tax basis. The transition requirements are dependent upon each amendment within ASU
2019-12
and will be applied either prospectively or retrospectively. The Company adopted the provisions of ASU
2019-12,
during the first quarter of fiscal 2021. The adoption of ASU
2019-12
did not result in a material impact to the Company’s financial position, results of operations or cash flows upon adoption.
Not Yet Adopted
Reference Rate Reform
- In March 2020, the FASB issued ASU
No. 2020-04,
“Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU
2020-04”).
The new guidance provides optional expedients and exceptions for applying U.S. GAAP to contracts, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The amendments apply only to contracts and hedging relationships that reference the London Interbank Offered Rate (“LIBOR”) or another reference rate expected to be discontinued because of reference rate reform. The expedients and exceptions provided by ASU
2020-04
are effective for prospective contract modifications made and qualifying hedging relationships entered into as of March 12, 2020 through December 31, 2022. As discussed in Note 6, the debt modification performed by the Company on July 27, 2021 did not qualify under the guidance of ASU
2020-04
as the debt and interest rate swap instruments continue to reference LIBOR. At the time of a qualifying transaction and/or modification of debt and interest rate swap instruments to replace LIBOR with a new interest rate index, the Company will consider the application of ASU
2020-04.